Guarantor and Non-Guarantor Supplemental Financial Information - Statements of Operations and Comprehensive (Loss) Income (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Condensed Income Statements, Captions [Line Items]
Revenues	$ 212,126	$ 180,807	$ 417,479	$ 355,060
Costs and expenses	242,589	213,680	464,469	391,608
Loss from operations	(30,463)	(32,873)	(46,990)	(36,548)
Loss from subsidiaries	0	0	0	0
Other expense (income), net	53,042	57,297	118,732	97,595
Loss before income taxes	(83,505)	(90,170)	(165,722)	(134,143)
Income tax expense (benefit)	732	(448)	1,151	672
Net loss	(84,237)	(89,722)	(166,873)	(134,815)
Other comprehensive (loss) income, net of tax effects:
Net loss	(84,237)	(89,722)	(166,873)	(134,815)
Foreign currency translation adjustment	1,164	40	1,576	2,801
Unrealized loss on marketable securities	(401)	0	(258)	0
Total other comprehensive gain	763	40	1,318	2,801
Comprehensive loss	(83,474)	(89,682)	(165,555)	(132,014)
Eliminations
Condensed Income Statements, Captions [Line Items]
Revenues	(676)	(676)	(1,351)	(1,351)
Costs and expenses	(676)	(676)	(1,351)	(1,351)
Loss from operations	0	0	0	0
Loss from subsidiaries	114,524	122,171	214,369	167,309
Other expense (income), net	0	0	0	0
Loss before income taxes	114,524	122,171	214,369	167,309
Income tax expense (benefit)	0	0	0	0
Net loss	114,524	122,171	214,369	167,309
Other comprehensive (loss) income, net of tax effects:
Net loss	114,524	122,171	214,369	167,309
Foreign currency translation adjustment	(1,165)	(40)	(1,576)	(2,801)
Unrealized loss on marketable securities	401		258
Total other comprehensive gain	(764)	(40)	(1,318)	(2,801)
Comprehensive loss	113,760	122,131	213,051	164,508
Parent | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Revenues	0	0	0	0
Costs and expenses	0	0	0	0
Loss from operations	0	0	0	0
Loss from subsidiaries	(84,237)	(89,722)	(166,873)	(134,815)
Other expense (income), net	0	0	0	0
Loss before income taxes	(84,237)	(89,722)	(166,873)	(134,815)
Income tax expense (benefit)	0	0	0	0
Net loss	(84,237)	(89,722)	(166,873)	(134,815)
Other comprehensive (loss) income, net of tax effects:
Net loss	(84,237)	(89,722)	(166,873)	(134,815)
Foreign currency translation adjustment	0	0	0	0
Unrealized loss on marketable securities	0		0
Total other comprehensive gain	0	0	0	0
Comprehensive loss	(84,237)	(89,722)	(166,873)	(134,815)
APX Group, Inc. | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Revenues	0	0	0	0
Costs and expenses	0	0	0	0
Loss from operations	0	0	0	0
Loss from subsidiaries	(30,287)	(32,449)	(47,496)	(32,494)
Other expense (income), net	53,950	57,273	119,377	102,321
Loss before income taxes	(84,237)	(89,722)	(166,873)	(134,815)
Income tax expense (benefit)	0	0	0	0
Net loss	(84,237)	(89,722)	(166,873)	(134,815)
Other comprehensive (loss) income, net of tax effects:
Net loss	(84,237)	(89,722)	(166,873)	(134,815)
Foreign currency translation adjustment	1,164	40	1,576	2,801
Unrealized loss on marketable securities	(401)		(258)
Total other comprehensive gain	763	40	1,318	2,801
Comprehensive loss	(83,474)	(89,682)	(165,555)	(132,014)
Guarantor Subsidiaries | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Revenues	201,547	171,315	395,515	337,256
Costs and expenses	232,927	203,030	445,668	373,319
Loss from operations	(31,380)	(31,715)	(50,153)	(36,063)
Loss from subsidiaries	0	0	0	0
Other expense (income), net	803	236	1,741	(1,428)
Loss before income taxes	(32,183)	(31,951)	(51,894)	(34,635)
Income tax expense (benefit)	93	121	(269)	185
Net loss	(32,276)	(32,072)	(51,625)	(34,820)
Other comprehensive (loss) income, net of tax effects:
Net loss	(32,276)	(32,072)	(51,625)	(34,820)
Foreign currency translation adjustment	0	0	0	0
Unrealized loss on marketable securities	(401)		(258)
Total other comprehensive gain	(401)	0	(258)	0
Comprehensive loss	(32,677)	(32,072)	(51,883)	(34,820)
Non-Guarantor Subsidiaries | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Revenues	11,255	10,168	23,315	19,155
Costs and expenses	10,338	11,326	20,152	19,640
Loss from operations	917	(1,158)	3,163	(485)
Loss from subsidiaries	0	0	0	0
Other expense (income), net	(1,711)	(212)	(2,386)	(3,298)
Loss before income taxes	2,628	(946)	5,549	2,813
Income tax expense (benefit)	639	(569)	1,420	487
Net loss	1,989	(377)	4,129	2,326
Other comprehensive (loss) income, net of tax effects:
Net loss	1,989	(377)	4,129	2,326
Foreign currency translation adjustment	1,165	40	1,576	2,801
Unrealized loss on marketable securities	0		0
Total other comprehensive gain	1,165	40	1,576	2,801
Comprehensive loss	$ 3,154	$ (337)	$ 5,705	$ 5,127